Borrowings and Debt Securities - Local Debt Securities and Foreign Debt Securities (Details) € in Thousands, kr in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2025 KRW (₩)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SEK (kr)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 CHF (SFr)
Local Debt securities
Debt Instruments [Line Items]
Notional amount		₩ 89,848,931	₩ 92,728,931
Less: Discount on debt securities		(52,559)	(51,149)
Less: Current portion of debt securities		(21,801,584)	(22,621,584)
Add: Current portion of discount on debt securities		2,163	2,124
Total		₩ 67,996,951	70,058,322
Electricity Bonds
Debt Instruments [Line Items]
Borrowings, maturity		2026.01.03 ~ 2052.04.21
Notional amount		₩ 59,850,000	63,960,000
Electricity Bonds | Minimum
Debt Instruments [Line Items]
Borrowings, interest rate		1.48%		1.48%	1.48%	1.48%	1.48%	1.48%
Electricity Bonds | Maximum
Debt Instruments [Line Items]
Borrowings, interest rate		5.69%		5.69%	5.69%	5.69%	5.69%	5.69%
Corporate bonds
Debt Instruments [Line Items]
Borrowings, maturity	[1]	2026.01.16 ~ 2054.06.28
Notional amount	[1]	₩ 29,957,353	28,727,353
Corporate bonds | Minimum
Debt Instruments [Line Items]
Borrowings, interest rate	[1]	1.29%		1.29%	1.29%	1.29%	1.29%	1.29%
Corporate bonds | Maximum
Debt Instruments [Line Items]
Borrowings, interest rate	[1]	10.00%		10.00%	10.00%	10.00%	10.00%	10.00%
Corporate bonds
Debt Instruments [Line Items]
Borrowings, maturity		2041.05.25 ~ 2043.09.15
Notional amount		₩ 41,578	41,578
Corporate bonds | Minimum
Debt Instruments [Line Items]
Borrowings, interest rate		1.75%		1.75%	1.75%	1.75%	1.75%	1.75%
Corporate bonds | Maximum
Debt Instruments [Line Items]
Borrowings, interest rate		3.78%		3.78%	3.78%	3.78%	3.78%	3.78%
Foreign Debt securities
Debt Instruments [Line Items]
Notional amount		₩ 18,094,662	19,328,927
Less: Discount on debt securities		(118,038)	(132,690)
Less: Current portion of debt securities		(5,372,332)	(4,286,883)
Add: Current portion of discount on debt securities		6,305	4,976
Total		₩ 12,610,597	₩ 14,914,330
FY-96
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		1996.04.01~1996.12.06	1996.04.01~1996.12.06
Notional amount		₩ 399,908	₩ 409,690	$ 278,701,000					$ 278,701
FY-96 | Minimum
Debt Instruments [Line Items]
Borrowings, maturity		2026.12.01	2026.12.01
Borrowings, interest rate		6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
FY-96 | Maximum
Debt Instruments [Line Items]
Borrowings, maturity		2096.04.01	2096.04.01
Borrowings, interest rate		7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%
FY-97
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		1997.01.31~1997.08.04	1997.01.31~1997.08.04
Notional amount		₩ 451,587	₩ 462,634	$ 314,717,000					$ 314,717
FY-97 | Minimum
Debt Instruments [Line Items]
Borrowings, maturity		2027.02.01	2027.02.01
Borrowings, interest rate		6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%
FY-97 | Maximum
Debt Instruments [Line Items]
Borrowings, maturity		2027.08.01	2027.08.01
Borrowings, interest rate		7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
FY-04
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2004.04.23	2004.04.23
Borrowings, maturity		2034.04.23	2034.04.23
Borrowings, interest rate		5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%
Notional amount		₩ 411,702	₩ 421,772	$ 286,920,000					$ 286,920
FY-14
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2014.07.30	2014.07.30
Borrowings, maturity		2029.07.30	2029.07.30
Borrowings, interest rate		3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%
Notional amount		₩ 143,490	₩ 147,000	$ 100,000,000					$ 100,000
FY-15
Debt Instruments [Line Items]
Debt Instrument, Issuance Date			2015.06.15
Borrowings, maturity			2025.06.15
Borrowings, interest rate			3.25%						3.25%	3.25%	3.25%	3.25%	3.25%
Notional amount			₩ 441,000						$ 300,000
FY-17
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2017.07.25	2017.07.25
Borrowings, maturity		2027.07.25	2027.07.25
Borrowings, interest rate		3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%
Notional amount		₩ 430,470	₩ 441,000	$ 300,000,000					$ 300,000
FY-17
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2017.10.30	2017.10.30
Borrowings, maturity		2037.10.30	2037.10.30
Borrowings, interest rate		1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Notional amount		₩ 67,429	₩ 61,149			€ 40,000,000				kr 40,000
FY-17
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2017.11.16	2017.11.16
Borrowings, maturity		2037.11.16	2037.11.16
Borrowings, interest rate		2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%
Notional amount		₩ 70,187	₩ 59,954		kr 450,000,000						€ 450,000
FY-18
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2018.03.13	2018.03.13
Borrowings, maturity		2028.03.13	2028.03.13
Borrowings, interest rate		3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%
Notional amount		₩ 304,277	₩ 312,345				$ 1,650,000,000					$ 1,650,000
FY-19
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2019.07.19	2019.07.19
Borrowings, maturity		2027.07.19	2027.07.19
Borrowings, interest rate		0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Notional amount		₩ 181,197	₩ 162,638					SFr 100,000,000					SFr 100,000
FY-19
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2019.12.19	2019.12.19
Borrowings, maturity		2037.12.31	2037.12.31
Notional amount		₩ 445,798	₩ 480,586	$ 310,682,000					$ 326,929
FY-19 | Minimum
Debt Instruments [Line Items]
Borrowings, interest rate		3.30%	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%
FY-19 | Maximum
Debt Instruments [Line Items]
Borrowings, interest rate		5.70%	5.70%	5.70%	5.70%	5.70%	5.70%	5.70%	5.70%	5.70%	5.70%	5.70%	5.70%
FY-20
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2020.08.03	2020.02.03
Borrowings, maturity		2026.02.03	2025.02.03
Borrowings, interest rate		0.61%	2.13%	0.61%	0.61%	0.61%	0.61%	0.61%	2.13%	2.13%	2.13%	2.13%	2.13%
Notional amount		₩ 430,470	₩ 441,000	$ 300,000,000					$ 300,000
FY-20
Debt Instruments [Line Items]
Debt Instrument, Issuance Date			2020.05.06
Borrowings, maturity			2025.05.06
Borrowings, interest rate			1.75%						1.75%	1.75%	1.75%	1.75%	1.75%
Notional amount			₩ 735,000						$ 500,000
FY-20
Debt Instruments [Line Items]
Debt Instrument, Issuance Date			2020.06.15
Borrowings, maturity			2025.06.15
Borrowings, interest rate			1.13%						1.13%	1.13%	1.13%	1.13%	1.13%
Notional amount			₩ 735,000						$ 500,000
FY-20
Debt Instruments [Line Items]
Debt Instrument, Issuance Date			2020.08.03
Borrowings, maturity			2026.02.03
Borrowings, interest rate			1.00%						1.00%	1.00%	1.00%	1.00%	1.00%
Notional amount			₩ 441,000						$ 300,000
FY-21
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2021.01.27	2021.01.27
Borrowings, maturity		2026.01.27	2026.01.27
Borrowings, interest rate		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Notional amount		₩ 645,705	₩ 661,500	$ 450,000,000					$ 450,000
FY-21
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2021.04.27	2021.04.27
Borrowings, maturity		2026.04.27	2026.04.27
Borrowings, interest rate		1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Notional amount		₩ 717,450	₩ 735,000	$ 500,000,000					$ 500,000
FY-21
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2021.08.09	2021.08.09
Borrowings, maturity		2026.08.09	2026.08.09
Borrowings, interest rate		1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Notional amount		₩ 430,470	₩ 441,000	$ 300,000,000					$ 300,000
FY-21
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2021.09.24	2021.09.24
Borrowings, maturity		2026.09.24	2026.09.24
Borrowings, interest rate		1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Notional amount		₩ 430,470	₩ 441,000	$ 300,000,000					$ 300,000
FY-22
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2022.04.21	2022.04.21
Borrowings, maturity		2027.04.21	2027.04.21
Borrowings, interest rate		3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%
Notional amount		₩ 430,470	₩ 441,000	$ 300,000,000					$ 300,000
FY-22
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2022.06.14	2022.05.06
Borrowings, maturity		2027.06.14	2025.05.06
Borrowings, interest rate		4.00%	3.60%	4.00%	4.00%	4.00%	4.00%	4.00%	3.60%	3.60%	3.60%	3.60%	3.60%
Notional amount		₩ 430,470	₩ 735,000	$ 300,000,000					$ 500,000
FY-22
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2022.07.27	2022.06.14
Borrowings, maturity		2027.07.27
Borrowings, interest rate		4.25%		4.25%	4.25%	4.25%	4.25%	4.25%
Notional amount		₩ 1,004,430	₩ 1,176,000	$ 700,000,000					$ 800,000
FY-22 | Minimum
Debt Instruments [Line Items]
Borrowings, maturity			2025.06.14
Borrowings, interest rate			3.63%						3.63%	3.63%	3.63%	3.63%	3.63%
FY-22 | Maximum
Debt Instruments [Line Items]
Borrowings, maturity			2027.06.14
Borrowings, interest rate			4.00%						4.00%	4.00%	4.00%	4.00%	4.00%
FY-22
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2022.10.06	2022.06.28
Borrowings, maturity			2025.06.28
Borrowings, interest rate			4.13%						4.13%	4.13%	4.13%	4.13%	4.13%
Notional amount		₩ 1,147,920	₩ 441,000	$ 800,000,000					$ 300,000
FY-22 | Minimum
Debt Instruments [Line Items]
Borrowings, maturity		2026.04.06
Borrowings, interest rate		5.38%		5.38%	5.38%	5.38%	5.38%	5.38%
FY-22 | Maximum
Debt Instruments [Line Items]
Borrowings, maturity		2028.04.06
Borrowings, interest rate		5.50%		5.50%	5.50%	5.50%	5.50%	5.50%
FY-22
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2022.10.06~2022.11.01	2022.07.27
Borrowings, maturity		2032.10.06	2027.07.27
Borrowings, interest rate		5.16%	4.25%	5.16%	5.16%	5.16%	5.16%	5.16%	4.25%	4.25%	4.25%	4.25%	4.25%
Notional amount		₩ 433,364	₩ 1,029,000				$ 2,350,000,000		$ 700,000
FY-22
Debt Instruments [Line Items]
Debt Instrument, Issuance Date			2022.10.06
Notional amount			₩ 1,176,000						$ 800,000
FY-22 | Minimum
Debt Instruments [Line Items]
Borrowings, maturity			2026.04.06
Borrowings, interest rate			5.38%						5.38%	5.38%	5.38%	5.38%	5.38%
FY-22 | Maximum
Debt Instruments [Line Items]
Borrowings, maturity			2028.04.06
Borrowings, interest rate			5.50%						5.50%	5.50%	5.50%	5.50%	5.50%
FY-22
Debt Instruments [Line Items]
Debt Instrument, Issuance Date			2022.10.06~2022.11.01
Borrowings, maturity			2032.10.06
Borrowings, interest rate			5.16%						5.16%	5.16%	5.16%	5.16%	5.16%
Notional amount			₩ 444,855									$ 2,350,000
FY-23
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2023.06.07	2023.06.07
Borrowings, maturity		2030.06.07	2030.06.07
Borrowings, interest rate		4.51%	4.51%	4.51%	4.51%	4.51%	4.51%	4.51%	4.51%	4.51%	4.51%	4.51%	4.51%
Notional amount		₩ 191,233	₩ 196,304				$ 1,037,000,000					$ 1,037,000
FY-23
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2023.07.12	2023.07.12
Borrowings, maturity		2028.07.12	2028.07.12
Borrowings, interest rate		4.88%	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%
Notional amount		₩ 502,215	₩ 514,500	$ 350,000,000					$ 350,000
FY-23
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2023.07.18	2023.07.18
Borrowings, maturity		2028.07.18	2028.07.18
Borrowings, interest rate		5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Notional amount		₩ 717,450	₩ 735,000	$ 500,000,000					$ 500,000
FY-23
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2023.07.31	2023.07.31
Borrowings, maturity		2026.07.31	2026.07.31
Borrowings, interest rate		5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Notional amount		₩ 1,434,900	₩ 1,470,000	$ 1,000,000,000					$ 1,000,000
FY-23
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2023.09.21	2023.09.21
Borrowings, maturity		2026.09.21	2026.09.21
Borrowings, interest rate		5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Notional amount		₩ 430,470	₩ 441,000	$ 300,000,000					$ 300,000
FY-24
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2024.01.31	2024.01.31
Borrowings, maturity		2027.01.31	2027.01.31
Borrowings, interest rate		4.88%	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%
Notional amount		₩ 1,721,880	₩ 1,764,000	$ 1,200,000,000					$ 1,200,000
FY-24
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2024.07.29	2024.07.29
Borrowings, maturity		2029.07.29	2029.07.29
Borrowings, interest rate		4.63%	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%
Notional amount		₩ 717,450	₩ 735,000	$ 500,000,000					$ 500,000
FY-25
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2025.02.13
Borrowings, maturity		2028.02.13
Borrowings, interest rate		4.75%		4.75%	4.75%	4.75%	4.75%	4.75%
Notional amount		₩ 573,960		$ 400,000
FY-25
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2025.03.05
Borrowings, maturity		2028.03.05
Borrowings, interest rate		4.10%		4.10%	4.10%	4.10%	4.10%	4.10%
Notional amount		₩ 215,022					$ 1,166,000
FY-25
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2025.07.30
Borrowings, maturity		2030.07.30
Borrowings, interest rate		0.79%		0.79%	0.79%	0.79%	0.79%	0.79%
Notional amount		₩ 717,450		$ 500,000
FY-25 | Secured Overnight Financing RateSofr [Member]
Debt Instruments [Line Items]
Interest rate (%)		SOFR
FY-25
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2025.11.04
Borrowings, maturity		2031.05.04
Borrowings, interest rate		4.00%		4.00%	4.00%	4.00%	4.00%	4.00%
Notional amount		₩ 430,470		$ 300,000
FY-25
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2025.11.12
Borrowings, maturity		2028.11.12
Borrowings, interest rate		0.62%		0.62%	0.62%	0.62%	0.62%	0.62%
Notional amount		₩ 860,939		$ 600,000
FY-25 | Secured Overnight Financing RateSofr [Member]
Debt Instruments [Line Items]
Interest rate (%)		Compounded Daily SOFR
FY-25
Debt Instruments [Line Items]
Debt Instrument, Issuance Date		2025.11.12
Borrowings, maturity		2030.11.12
Borrowings, interest rate		4.13%		4.13%	4.13%	4.13%	4.13%	4.13%
Notional amount		₩ 573,959		$ 400,000

[1]	Among the corporate bonds, each holder of Hee Mang Sunlight Power Co., Ltd.’s private equity bonds, amounting to ￦1,584 million, may exercise the early redemption rights on the 5th year (March 31, 2021) from the date of issuance of the bonds and every year on March 31 thereafter, until the year before the redemption date.